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P/E GLOBAL ENHANCED INTERNATIONAL FUND

THE RBB FUND TRUST

P/E Global Enhanced International Fund

(the “Fund”)

Institutional Class (Ticker: PEIEX)

Investor Class (Ticker: PEIGX)

Class A (Ticker: PEIAX)

Supplement dated March 14, 2024

to the Prospectus dated December 31, 2023, as supplemented

1.	Effective as of March 15, 2024, the minimum initial investment to purchase Institutional Class shares of the Fund is $10,000.

The Prospectus section entitled “SUMMARY SECTION – Example” of the Prospectus with respect to the Fund is deleted and restated as follows:

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Class Shares, Investor Class Shares and Class A Shares in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation until its expiration). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - P/E GLOBAL ENHANCED INTERNATIONAL FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	102	675	1,274	2,897
Investor Class	127	750	1,399	3,141
Class A	573	1,074	1,700	3,381

You would pay the following expenses on Class A Shares if you did not redeem your Shares at the end of the periods indicated:
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
P/E GLOBAL ENHANCED INTERNATIONAL FUND | Class A | USD ($)	473	1,074	1,700	3,381